Cover Page	6 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity Registrant Name	OPTHEA LIMITED
Entity Central Index Key	0001815620
Current Fiscal Year End Date	--06-30